STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		5 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net loss	$ (52,162,000)	$ (24,825,000)		$ (127,007,000)	$ (101,552,000)	$ (91,622,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	3,759,000	3,706,000		15,536,000	12,643,000	9,254,000
Loss on disposal of fixed assets				143,000	527,000	793,000
Asset impairment charge				121,000	6,440,000	0
Stock-based compensation	2,997,000	2,425,000		10,282,000	8,520,000	5,376,000
Amortization of debt discount and issuance costs	3,755,000	86,000		6,045,000	306,000	247,000
Accretion of debt end of term charge and PIK interest	2,258,000	45,000		3,501,000	604,000	1,196,000
Loss on valuation of derivative and warrant liabilities	16,321,000	0		12,989,000	0	0
Others	(5,000)	(124,000)		(153,000)	(284,000)	(335,000)
Changes in operating assets and liabilities:
Accounts receivable	364,000	2,153,000		(7,216,000)	(9,005,000)	(23,196,000)
Inventory	364,000	517,000		2,182,000	(15,692,000)	(23,642,000)
Prepaid expenses and other current assets	(3,463,000)	(4,198,000)		(1,043,000)	563,000	(5,002,000)
Deferred cost of goods sold	117,000	29,000		(797,000)	4,207,000	(3,356,000)
Operating lease right-of-use assets and liabilities	(35,000)	38,000		87,000	0	0
Other assets	122,000	(703,000)		1,575,000	(4,746,000)	(718,000)
Accounts payable and accrued liabilities	10,071,000	2,712,000		(4,090,000)	(1,025,000)	12,545,000
Deferred revenue, current and non-current	(1,470,000)	549,000		9,599,000	132,000	11,780,000
Other non-current liabilities	1,258,000	1,335,000		2,176,000	1,068,000	3,001,000
Net cash used in operating activities	(15,749,000)	(16,255,000)		(76,070,000)	(97,294,000)	(103,679,000)
Cash flows from investing activities:
Purchase of investments	(111,504,000)	0		(108,960,000)	(71,817,000)	(34,152,000)
Proceeds from maturities of investments	49,000,000	40,000,000		80,000,000	50,400,000	16,200,000
Purchase of property and equipment	(1,251,000)	(7,436,000)		(25,565,000)	(13,810,000)	(16,698,000)
Net cash used in investing activities	(63,755,000)	32,564,000		(54,525,000)	(35,227,000)	(34,650,000)
Cash flows from financing activities:
Proceeds from debt, net of issuance costs	0	10,163,000		219,471,000	21,362,000	0
Repayment of debt				(22,787,000)	(26,708,000)	0
Repayment of finance obligation	(121,000)	(119,000)		(484,000)	(452,000)	(452,000)
Proceeds from government grants	0	275,000		275,000	522,000	1,507,000
Proceeds from exercise of stock options	2,024,000	71,000		4,168,000	1,726,000	1,916,000
Proceeds from issuance of stock, net of issuance costs				0	86,746,000	173,659,000
Net cash provided by financing activities	1,903,000	10,390,000		200,643,000	83,196,000	176,630,000
Net increase (decrease) in cash and cash equivalents, and restricted cash	(77,601,000)	26,699,000		70,048,000	(49,325,000)	38,301,000
Cash and cash equivalents, and restricted cash at the beginning of period	123,697,000	53,649,000		53,649,000	102,974,000	64,673,000
Cash and cash equivalents, and restricted cash at the end of period	46,096,000	80,348,000	$ 123,697,000	123,697,000	53,649,000	102,974,000
Cash - beginning of the period	110,719,000	40,240,000		40,240,000
Cash - ending of the period	33,118,000		110,719,000	110,719,000	40,240,000
Supplemental disclosures of cash flow information:
Cash paid for interest	2,706,000	509,000		5,827,000	4,881,000	2,648,000
Cash paid for income taxes	0	0		9,000	0	0
Non-cash investing and financing activity:
Issuance of warrants in connection with debt borrowing				0	141,000	0
Assets acquired through accounts payable and accrued liabilities	1,789,000	2,952,000		659,000	4,017,000	1,146,000
Non-cash transfer of vehicles from inventory to internal use				0	967,000	0
Non-cash transfer of leased assets to inventory	0	$ 635,000		635,000	$ 0	$ 0
ArcLight
Cash flows from operating activities:
Net loss	(77,013,454)		(33,707,942)
Adjustments to reconcile net loss to net cash used in operating activities:
Others	(45,610)		(48,542)
General and administrative expenses paid by related party in exchange for issuance of Class B ordinary shares			25,000
General and administrative expenses paid by related party			30,387
Change in fair value of derivative warrant liabilities	73,250,000		31,750,900
Financing costs – warrant liabilities			672,711
Changes in operating assets and liabilities:
Prepaid expenses	73,035		(404,203)
Accounts payable	9,431		2,569
Accrued expenses	2,942,697		1,135,393
Accrued expenses - related party	2,060
Net cash used in operating activities	(781,841)		(543,727)
Cash flows from investing activities:
Cash deposited in Trust Account			(277,500,000)
Net cash used in investing activities			(277,500,000)
Cash flows from financing activities:
Proceeds from note payable to related party			100
Proceeds received from initial public offering, gross			277,500,000
Proceeds received from private placement			7,550,000
Offering costs paid			(5,978,903)
Repayment of note payable to related parties			(153,588)
Net cash provided by financing activities			278,917,609
Net increase (decrease) in cash and cash equivalents, and restricted cash	(781,841)		873,882
Cash and cash equivalents, and restricted cash at the beginning of period	873,882		0
Cash and cash equivalents, and restricted cash at the end of period			873,882	873,882
Cash - beginning of the period	873,882
Cash - ending of the period	92,041		873,882	$ 873,882
Non-cash investing and financing activity:
Offering costs included in accrued expenses			70,000
Offering costs included in note payable – related party			123,101
Deferred underwriting commissions			9,712,500
Original Value of Class A ordinary shares subject to possible redemption			211,817,230
Change in value of Class A ordinary shares subject to possible redemption			$ 1,778,930
Supplemental disclosure of noncash investing and financing activities:
Change in value of Class A ordinary shares subject to possible redemption	$ (77,013,450)